Employee Savings and Pension Plan - Savings Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Contribution Plan Disclosure [Line Items]
Company match, percentage of the employee's pre-tax retirement savings contribution	50.00%
Company matching contributions, net of forfeitures	$ 27.6	$ 25.5	$ 22.0
United States
Defined Contribution Plan Disclosure [Line Items]
Company match, maximum percentage of employee's eligible earnings	3.00%
Employers matching contribution, annual vesting percentage	25.00%
Minimum | United Kingdom
Defined Contribution Plan Disclosure [Line Items]
Employers matching contribution, annual vesting percentage	5.00%
Maximum | United Kingdom
Defined Contribution Plan Disclosure [Line Items]
Employers matching contribution, annual vesting percentage	8.00%